CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Other Comprehensive Income (Loss), Tax, Portion Attributable to Parent, Parenthetical Disclosures [Abstract]
Unrealized gain on investments, tax benefit (expense)	$ 3	$ (1)	$ 2
Unrealized gain (loss) on derivative instruments, tax benefit (expense)	0	(2)	2
Amounts reclassified into earnings related to derivative instruments, tax benefit (expense)	1	(1)	(4)
Foreign currency translation, tax benefit (expense)	0	0	0
Change in actuarial net loss, tax benefit (expense)	(7)	(68)	53
Change in net prior service credit, tax benefit	$ 6	$ 9	$ 10